UAM FUNDS
FUNDS FOR THE INFORMED INVESTORSM

SUPPLEMENT DATED JUNE 14, 1999, TO THE
INSTITUTIONAL CLASS PROSPECTUS DATED
FEBRUARY 16, 1999, OF THE C&B PORTFOLIOS

The information contained in the "Portfolio
Managers" section of the portfolios' prospectus is hereby replaced in its entirety with the following information:

PORTFOLIO MANAGERS

A team of investment professionals of the adviser is primarily responsibility for the day-to-day management of the portfolios.

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